Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

	Shares	Value
COMMON STOCKS† - 13.0%
Technology - 3.1%
Apple, Inc.[1]	11,000	$ 2,442,880
NVIDIA Corp.[1]	20,000	2,340,400
Micron Technology, Inc.	20,000	2,196,400
Advanced Micro Devices, Inc.*	15,000	2,167,200
Broadcom, Inc.[1]	13,000	2,088,840
International Business Machines Corp.[1]	10,000	1,921,400
Total Technology		13,157,120
Consumer, Non-cyclical - 3.1%
AbbVie, Inc.[1]	20,000	3,706,400
Organon & Co.[1]	125,000	2,732,500
Zoetis, Inc.[1]	15,000	2,700,600
Humana, Inc.[1]	6,000	2,169,660
Block, Inc. — Class A*,1	20,000	1,237,600
Sarepta Therapeutics, Inc.*,1	4,000	568,960
Total Consumer, Non-cyclical		13,115,720
Consumer, Cyclical - 2.2%
Home Depot, Inc.[1]	14,000	5,154,240
MGM Resorts International*,1	65,000	2,793,050
Royal Caribbean Cruises Ltd.*,1	9,500	1,488,840
Total Consumer, Cyclical		9,436,130
Communications - 2.2%
Amazon.com, Inc.*,1	20,000	3,739,600
Alphabet, Inc. — Class C1	20,000	3,463,000
Verizon Communications, Inc.[1]	55,000	2,228,600
Total Communications		9,431,200
Energy - 1.1%
Enphase Energy, Inc.*,1	20,000	2,302,200
Chevron Corp.[1]	14,000	2,246,580
Total Energy		4,548,780
Industrial - 0.8%
General Electric Co.[5]	12,000	2,042,400
United Parcel Service, Inc. — Class B	10,000	1,303,700
Total Industrial		3,346,100
Financial - 0.5%
Chubb Ltd.[5]	8,000	2,205,280
Total Common Stocks
(Cost $49,367,682)		55,240,330
CONVERTIBLE PREFERRED STOCKS† - 5.4%
Financial - 2.7%
Bank of America Corp.
7.25%[1]	6,425	7,690,789
Wells Fargo & Co.
7.50%[1]	2,165	2,603,954
Apollo Global Management, Inc.
6.75% due 07/31/26[1]	16,458	1,124,575
Total Financial		11,419,318
Basic Materials - 1.1%
Albemarle Corp.
7.25% due 03/01/27[1]	104,161	4,658,080
Utilities - 0.9%
Next Era Energy, Inc. 7.30% due 06/01/25[1]	40,000	2,082,000
6.93% due 09/01/25[1]	37,812	1,675,261
Total Utilities		3,757,261
Industrial - 0.6%
Chart Industries, Inc.
6.75% due 12/15/25[1]	40,280	2,529,987
Consumer, Non-cyclical - 0.1%
BrightSpring Health Services, Inc.
6.75% due 02/01/27[1]	16,037	772,502
Total Convertible Preferred Stocks
(Cost $22,796,221)		23,137,148
MONEY MARKET FUND***,† - 5.9%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 5.22%[1,2]	24,877,443	24,877,443
Total Money Market Fund
(Cost $24,877,443)		24,877,443
	Face Amount~	Value
CONVERTIBLE BONDS†† - 69.5%
Technology - 15.8%
Super Micro Computer, Inc.
due 03/01/29[1,3,4]	6,865,000	6,512,588
Zscaler, Inc.
0.13% due 07/01/25[1]	4,855,000	6,217,779
Akamai Technologies, Inc.
1.13% due 02/15/29[1,3]	2,756,000	2,754,379
0.38% due 09/01/27[1]	2,357,000	2,404,514
MicroStrategy, Inc.
due 02/15/27[1,4]	1,997,000	2,649,296
2.25% due 06/15/32[1,3]	1,125,000	1,184,564
ON Semiconductor Corp.
0.50% due 03/01/29[1]	3,516,000	3,638,058
Western Digital Corp.
3.00% due 11/15/28[1,3]	2,482,000	3,623,344
MongoDB, Inc.
0.25% due 01/15/26[1]	2,487,000	3,307,088
Evolent Health, Inc.
3.50% due 12/01/29[1,3]	3,031,000	3,016,603
MKS Instruments, Inc.
1.25% due 06/01/30[1,3]	2,430,000	2,572,155
HubSpot, Inc.
0.38% due 06/01/25[1]	1,366,000	2,417,137
SK Hynix, Inc.
1.75% due 04/11/30[1]	1,400,000	2,397,850
Five9, Inc.
1.00% due 03/15/29[1,3]	2,507,000	2,274,718

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

	Face Amount~	Value
CONVERTIBLE BONDS†† - 69.5% (continued)
Technology - 15.8% (continued)
Microchip Technology, Inc.
0.75% due 06/01/30[1,3]	2,092,000	$2,106,539
Nutanix, Inc.
0.25% due 10/01/27[1]	1,845,000	2,034,257
Bentley Systems, Inc.
0.13% due 01/15/26[1]	2,001,000	1,979,578
STMicroelectronics N.V.
due 08/04/27[1,4]	1,800,000	1,808,670
Wolfspeed, Inc.
1.75% due 05/01/26[1]	1,433,000	1,238,112
1.88% due 12/01/29[1]	1,027,000	520,113
Datadog, Inc.
0.13% due 06/15/25[1]	1,239,000	1,649,109
Lumentum Holdings, Inc.
1.50% due 12/15/29[1]	1,653,000	1,637,811
Gigabyte Technology Company Ltd.
due 07/23/29[1,4]	1,400,000	1,403,500
Seagate HDD Cayman
3.50% due 06/01/28[1,3]	984,000	1,339,224
Wiwynn Corp.
due 07/17/29[1,4]	1,100,000	1,070,630
GlobalWafers CO., LTD.
1.50% due 01/23/29[1]	EUR 900,000	946,620
Box, Inc.
due 01/15/26[1,4]	759,000	897,621
Xero Investments Ltd.
1.63% due 06/12/31[1]	841,000	880,948
Dropbox, Inc.
due 03/01/28[1,4]	845,000	794,457
Lenovo
2.50% due 08/26/29[1]	581,000	755,445
CyberArk Software Ltd.
due 11/15/24[1,4]	400,000	652,380
Rohm Company Ltd.
due 04/24/31[1,4]	JPY 60,000,000	398,179
Total Technology		67,083,266
Consumer, Cyclical - 11.9%
Carnival Corp.
5.75% due 12/01/27[1]	4,430,000	6,699,821
Rivian Automotive, Inc.
4.63% due 03/15/29[1]	2,364,000	2,612,220
3.63% due 10/15/30[1,3]	2,644,000	2,571,290
NCL Corporation Ltd.
5.38% due 08/01/25[1]	4,108,000	4,850,521
Meritage Homes Corp.
1.75% due 05/15/28[1,3]	4,114,000	4,557,489
Wynn Macau Ltd.
4.50% due 03/07/29[1,3]	3,009,000	2,982,521
Marriott Vacations Worldwide Corp.
3.25% due 12/15/27[1]	3,230,000	2,973,215
American Airlines Group, Inc.
6.50% due 07/01/25[1]	2,175,000	2,212,370
Ford Motor Co.
due 03/15/26[1,4]	2,207,000	2,148,514
Live Nation Entertainment, Inc.
3.13% due 01/15/29[1]	1,700,000	1,932,135
Amadeus IT Group S.A.
1.50% due 04/09/25[1]	EUR 1,500,000	1,912,158
Cathay Pacific Finance III Ltd.
2.75% due 02/05/26[1]	HKD 14,000,000	1,882,617
Royal Caribbean Cruises Ltd.
6.00% due 08/15/25[1]	552,000	1,750,047
H World Group Ltd.
3.00% due 05/01/26[1]	1,680,000	1,719,875
Winnebago Industries, Inc.
3.25% due 01/15/30[1,3]	1,417,000	1,413,812
DraftKings Holdings, Inc.
due 03/15/28[1,4]	1,664,000	1,410,014
ANA Holdings, Inc.
due 12/10/31[1,4]	JPY 180,000,000	1,302,207
Penn Entertainment, Inc.
2.75% due 05/15/26[1]	1,072,000	1,191,280
Pirelli & C SpA
due 12/22/25[1,4]	EUR 1,000,000	1,165,455
TUI AG
1.95% due 07/26/31[1]	EUR 900,000	970,620
Daiwa House Industry Company Ltd.
due 03/29/30[1,4]	JPY 140,000,000	917,918
Lucid Group, Inc.
1.25% due 12/15/26[1,3]	1,271,000	806,450
ANLLIAN Capital Ltd.
due 02/05/25[1,4]	EUR 700,000	742,509
Total Consumer, Cyclical		50,725,058
Consumer, Non-cyclical - 11.4%
Exact Sciences Corp.
2.00% due 03/01/30[1,3]	6,600,000	6,102,776
Sarepta Therapeutics, Inc.
1.25% due 09/15/27[1]	4,453,000	5,384,848
Dexcom, Inc.
0.38% due 05/15/28[1]	5,675,000	4,970,975
Global Payments, Inc.
1.50% due 03/01/31[1,3]	4,260,000	4,047,000
Insulet Corp.
0.38% due 09/01/26[1]	3,516,000	3,805,191
Shift4 Payments, Inc.
due 12/15/25[1,4]	3,373,000	3,663,078

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

	Face Amount~	Value
CONVERTIBLE BONDS†† - 69.5% (continued)
Consumer, Non-cyclical - 11.4% (continued)
iRhythm Technologies, Inc.
1.50% due 09/01/29[1,3]	2,987,000	$2,739,079
Bridgebio Pharma, Inc.
2.50% due 03/15/27[1]	2,517,000	2,568,823
Enovis Corp.
3.88% due 10/15/28[1,3]	1,733,000	1,879,438
Alnylam Pharmaceuticals, Inc.
1.00% due 09/15/27[1]	1,367,000	1,477,727
Lantheus Holdings, Inc.
2.63% due 12/15/27[1]	884,000	1,325,779
Telix Pharmaceuticals Ltd.
2.38% due 07/30/29[1]	AUD 1,800,000	1,239,787
Elis S.A.
2.25% due 09/22/29[1]	EUR 800,000	1,227,628
Herbalife Ltd.
4.25% due 06/15/28[1]	1,084,000	1,060,694
Affirm Holdings, Inc.
due 11/15/26[1,4]	1,179,000	1,002,739
Jazz Investments I Ltd.
2.00% due 06/15/26[1]	920,000	902,083
Davide Campari-Milano N.V.
2.38% due 01/17/29[1]	EUR 800,000	864,180
Edenred SE
due 06/14/28[1,4]	12,600**	804,982
Cytokinetics, Inc.
3.50% due 07/01/27[1]	533,000	739,112
Haemonetics Corp.
2.50% due 06/01/29[1,3]	676,000	695,604
Mirum Pharmaceuticals, Inc.
4.00% due 05/01/29[1]	414,000	624,576
OPKO Health, Inc.
3.75% due 01/15/29[1,3]	421,000	536,733
Insmed, Inc.
0.75% due 06/01/28[1]	214,000	487,920
Pacira BioSciences, Inc.
2.13% due 05/15/29[1,3]	342,000	285,331
Total Consumer, Non-cyclical		48,436,083
Communications - 10.5%
Wayfair, Inc.
3.25% due 09/15/27[1]	7,323,000	8,521,043
Uber Technologies, Inc.
0.88% due 12/01/28[1,3]	6,378,000	7,124,226
Alibaba Group Holding Ltd.
0.50% due 06/01/31[1,3]	5,090,000	5,123,912
Lyft, Inc.
0.63% due 03/01/29[1,3]	5,148,000	4,848,380
Zillow Group, Inc.
1.38% due 09/01/26[1]	2,851,000	3,558,048
Trip.com Group Ltd.
0.75% due 06/15/29[1,3]	3,175,000	2,971,030
Snap, Inc.
0.50% due 05/01/30[1,3]	2,987,000	2,800,312
Liberty Media Corp.
3.75% due 03/15/28[1]	2,618,000	2,788,170
Etsy, Inc.
0.13% due 10/01/26[1]	1,719,000	1,783,772
Palo Alto Networks, Inc.
0.38% due 06/01/25[1]	444,000	1,451,079
Booking Holdings, Inc.
0.75% due 05/01/25[1]	491,000	968,807
AMC Networks, Inc.
4.25% due 02/15/29[1,3]	722,000	762,071
Match Group Financeco 3, Inc.
2.00% due 01/15/30[1,3]	815,000	723,883
Kakao Corp.
2.63% due 04/29/29[1]	700,000	673,190
Ziff Davis, Inc.
3.63% due 03/01/28[1,3]	481,000	448,066
Total Communications		44,545,989
Financial - 8.5%
Barclays Bank plc
1.00% due 02/16/29[1]	3,608,000	3,710,828
4.91% due 05/07/27[1,3]	30,394**	3,348,203
due 01/24/25[1,4]	EUR 1,600,000	1,730,366
Citigroup Global Markets Holdings Incorporated/United States
0.25% due 03/22/28[1]	2,969,000	2,905,463
3.75% due 08/06/27	2,309,000	2,309,000
1.00% due 04/09/29[1,3]	EUR 1,400,000	1,488,427
Coinbase Global, Inc.
0.25% due 04/01/30[1,3]	3,619,000	3,588,239
SoFi Technologies, Inc.
1.25% due 03/15/29[1,3]	3,396,000	3,473,062
GS Finance Corp.
4.84% due 06/17/27[1]	3,409,000	2,786,176

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

	Face Amount~	Value
CONVERTIBLE BONDS†† - 69.5% (continued)
Financial - 8.5% (continued)
JPMorgan Chase Financial Co. LLC
0.50% due 06/15/27[1]	1,049,000	$1,148,655
due 04/29/25[1,4]	EUR 800,000	1,084,007
SBI Holdings, Inc.
due 07/25/31[1,4]	JPY 260,000,000	1,785,059
Ventas Realty, LP
3.75% due 06/01/26[1]	1,483,000	1,614,987
Ping An Insurance Group Company of China Ltd.
0.88% due 07/22/29[1]	1,600,000	1,569,600
Goldman Sachs Finance Corporation International Ltd.
due 03/15/27[1,4]	1,000,000	1,079,800
BofA Finance LLC
0.60% due 05/25/27[1]	896,000	995,904
BNP Paribas SA/New York NY
due 05/13/25[1,4]	EUR 600,000	825,501
COPT Defense Properties, LP
5.25% due 09/15/28[1,3]	483,000	538,787
Total Financial		35,982,064
Industrial - 4.2%
Bloom Energy Corp.
3.00% due 06/01/28[1]	2,757,000	2,818,760
Cellnex Telecom S.A.
0.50% due 07/05/28[1]	EUR 1,500,000	1,680,374
SPIE S.A.
2.00% due 01/17/28[1]	EUR 1,300,000	1,673,183
Itron, Inc.
1.38% due 07/15/30[1,3]	1,493,000	1,521,084
Salini SpA
4.00% due 05/30/28[1]	EUR 1,100,000	1,277,552
ZTO Express Cayman, Inc.
1.50% due 09/01/27[1]	1,265,000	1,213,198
Schneider Electric SE
1.97% due 11/27/30[1]	EUR 900,000	1,174,362
Safran S.A.
due 04/01/28[1,4]	4,969**	1,158,386
Rheinmetall AG
2.25% due 02/07/30[1]	EUR 600,000	1,111,109
Air Transport Services Group, Inc.
3.88% due 08/15/29[1,3]	1,149,000	1,025,730
Rocket Lab USA, Inc.
4.25% due 02/01/29[1,3]	809,000	1,018,329
Daifuku Company Ltd.
due 09/13/30[1,4]	JPY 130,000,000	934,435
Spirit AeroSystems, Inc.
3.25% due 11/01/28[1,3]	411,000	580,948
Advanced Energy Industries, Inc.
2.50% due 09/15/28[1,3]	368,000	399,675
Fluor Corp.
1.13% due 08/15/29[1,3]	286,000	351,279
Total Industrial		17,938,404
Energy - 3.9%
Saipem SpA
2.88% due 09/11/29[1]	EUR 2,900,000	4,186,572
Array Technologies, Inc.
1.00% due 12/01/28[1]	4,294,000	3,499,450
RAG-Stiftung
1.88% due 11/16/29[1]	EUR 2,400,000	2,864,592
Nabors Industries, Inc.
1.75% due 06/15/29[1]	3,072,000	2,544,538
Enphase Energy, Inc.
due 03/01/28[1,4]	1,161,000	1,005,339
0.25% due 03/01/25[1]	610,000	919,763
Sunnova Energy International, Inc.
2.63% due 02/15/28[1]	1,725,000	828,000
TPI Composites, Inc.
5.25% due 03/15/28[1]	1,177,000	667,866
Total Energy		16,516,120
Utilities - 1.8%
PG&E Corp.
4.25% due 12/01/27[1,3]	3,800,000	3,924,450
CMS Energy Corp.
3.38% due 05/01/28[1]	1,409,000	1,442,816
Duke Energy Corp.
4.13% due 04/15/26[1]	1,292,000	1,334,636
Veolia Environnement S.A.
due 01/01/25[1,4]	33,052**	1,128,726
Total Utilities		7,830,628
Basic Materials - 1.5%
Gold Pole Capital Company Ltd.
1.00% due 06/25/29[1]	1,600,000	1,615,200
MP Materials Corp.
3.00% due 03/01/30[1,3]	1,708,000	1,579,046
SGL Carbon SE
5.75% due 09/21/27[1]	EUR 1,000,000	1,113,839
JFE Holdings
due 09/28/28[1,4]	JPY 150,000,000	1,026,851

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

	Face Amount~	Value
CONVERTIBLE BONDS†† - 69.5% (continued)
Basic Materials - 1.5% (continued)
Lithium Americas Argentina Corp.
1.75% due 01/15/27[1]	787,000	$601,071
Nippon Steel Corp.
due 10/05/26[1,4]	JPY 50,000,000	442,975
Total Basic Materials		6,378,982
Total Convertible Bonds
(Cost $287,594,185)		295,436,594
CORPORATE BONDS†† - 67.6%
Consumer, Non-cyclical - 16.5%
Mobius Merger Sub, Inc.
9.00% due 06/01/30[1,3]	3,131,000	3,099,892
Edgewell Personal Care Co.
4.13% due 04/01/29[1,3]	3,264,000	3,041,245
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,3]	3,057,000	2,983,319
Kronos Acquisition Holdings, Inc.
10.75% due 06/30/32[1,3]	1,750,000	1,699,339
8.25% due 06/30/31[1,3]	1,245,000	1,256,483
Kedrion SpA
6.50% due 09/01/29[1,3]	3,142,000	2,910,646
Pediatrix Medical Group, Inc.
5.38% due 02/15/30[1,3]	3,117,000	2,838,506
Tenet Healthcare Corp.
4.38% due 01/15/30[1]	2,985,000	2,804,196
TriNet Group, Inc.
3.50% due 03/01/29[1,3]	3,077,000	2,790,554
Encompass Health Corp.
4.63% due 04/01/31[1]	2,862,000	2,669,746
Adtalem Global Education, Inc.
5.50% due 03/01/28[1,3]	2,669,000	2,596,656
Service Corporation International
3.38% due 08/15/30[1]	2,686,000	2,374,271
Organon & Company / Organon Foreign Debt Co-Issuer BV
5.13% due 04/30/31[1,3]	2,565,000	2,360,858
Prestige Brands, Inc.
3.75% due 04/01/31[1,3]	2,668,000	2,354,470
Endo Finance Holdings, Inc.
8.50% due 04/15/31[1,3]	2,117,000	2,234,228
Teva Pharmaceutical Finance Netherlands III BV
6.75% due 03/01/28[1]	2,145,000	2,203,747
Varex Imaging Corp.
7.88% due 10/15/27[1,3]	2,094,000	2,127,098
Geo Group, Inc.
8.63% due 04/15/29[1]	1,983,000	2,066,567
Brink's Co.
6.75% due 06/15/32[1,3]	1,993,000	2,033,111
Central Garden & Pet Co.
4.13% due 04/30/31[1,3]	2,193,000	1,959,006
Coty Incorporated/HFC Prestige Products Inc/HFC Prestige International US LLC
4.75% due 01/15/29[1,3]	2,027,000	1,940,057
AMN Healthcare, Inc.
4.63% due 10/01/27[1,3]	2,005,000	1,930,505
VM Consolidated, Inc.
5.50% due 04/15/29[1,3]	1,985,000	1,924,062
AdaptHealth LLC
5.13% due 03/01/30[1,3]	2,090,000	1,869,807
CHS/Community Health Systems, Inc.
5.25% due 05/15/30[1,3]	2,108,000	1,840,394
HLF Financing Sarl LLC / Herbalife International, Inc.
12.25% due 04/15/29[1,3]	1,747,000	1,752,615
LifePoint Health, Inc.
9.88% due 08/15/30[1,3]	1,540,000	1,680,185
B&G Foods, Inc.
8.00% due 09/15/28[1,3]	1,500,000	1,530,136
ModivCare Escrow Issuer, Inc.
5.00% due 10/01/29[1,3]	2,205,000	1,494,007
Cimpress plc
7.00% due 06/15/26[1]	1,485,000	1,486,344

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Face Amount~	Value

CORPORATE BONDS†† - 67.6% (continued)
Consumer, Non-cyclical - 16.5% (continued)
Triton Water Holdings, Inc.
6.25% due 04/01/29[1,3]	1,495,000	$ 1,450,075
United Natural Foods, Inc.
6.75% due 10/15/28[1,3]	1,494,000	1,366,366
MPH Acquisition Holdings LLC
5.50% due 09/01/28[1,3]	1,679,000	1,312,650
Total Consumer, Non-cyclical		69,981,141
Communications - 11.9%
Rakuten Group, Inc.
11.25% due 02/15/27[1,3]	3,667,000	3,965,516
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75% due 03/01/30[1,3]	3,750,000	3,356,565
Urban One, Inc.
7.38% due 02/01/28[1,3]	4,052,000	3,096,476
News Corp.
5.13% due 02/15/32[1,3]	3,242,000	3,081,498
Directv Financing LLC / Directv Financing Company-Obligor, Inc.
5.88% due 08/15/27[1,3]	3,100,000	2,989,447
Stagwell Global LLC
5.63% due 08/15/29[1,3]	3,025,000	2,848,368
Sirius XM Radio, Inc.
4.00% due 07/15/28[1,3]	3,068,000	2,814,346
Viasat, Inc.
5.63% due 04/15/27[1,3]	1,513,000	1,421,730
7.50% due 05/30/31[1,3]	1,754,000	1,290,297
Match Group Holdings II LLC
4.13% due 08/01/30[1,3]	2,964,000	2,663,933
Ciena Corp.
4.00% due 01/31/30[1,3]	2,478,000	2,276,714
Nexstar Media, Inc.
4.75% due 11/01/28[1,3]	2,450,000	2,254,349
Acuris Finance US Incorporated / Acuris Finance SARL
9.00% due 08/01/29[3]	2,000,000	2,025,000
Vmed O2 UK Financing I plc
7.75% due 04/15/32[1,3]	2,007,000	2,002,453
Frontier Communications Holdings LLC
6.00% due 01/15/30[1,3]	1,995,000	1,801,379
Intelsat Jackson Holdings S.A.
6.50% due 03/15/30[1,3]	1,881,000	1,792,766
Cable One, Inc.
4.00% due 11/15/30[1,3]	2,141,000	1,645,342
Cablevision Lightpath LLC
5.63% due 09/15/28[1,3]	1,914,000	1,626,581
Level 3 Financing, Inc.
10.75% due 12/15/30[1,3]	1,502,000	1,560,353
McGraw-Hill Education, Inc.
8.00% due 08/01/29[1,3]	1,527,000	1,489,855
DISH Network Corp.
11.75% due 11/15/27[1,3]	1,339,000	1,340,635
CSC Holdings LLC
4.13% due 12/01/30[1,3]	1,554,000	1,071,017
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50% due 06/01/41[1]	1,494,000	1,032,654
Scripps Escrow II, Inc.
3.88% due 01/15/29[1,3]	1,504,000	979,125
Total Communications		50,426,399
Consumer, Cyclical - 10.8%
NCL Corporation Ltd.
8.38% due 02/01/28[1,3]	2,972,000	3,129,638
Kohl's Corp.
4.63% due 05/01/31[1]	1,982,000	1,612,232
4.25% due 07/17/25[1]	1,485,000	1,449,661
Life Time, Inc.
5.75% due 01/15/26[1,3]	3,008,000	2,998,602
United Airlines, Inc.
4.38% due 04/15/26[1,3]	2,972,000	2,899,334
Verde Purchaser LLC
10.50% due 11/30/30[1,3]	2,525,000	2,686,896
SeaWorld Parks & Entertainment, Inc.
5.25% due 08/15/29[1,3]	2,687,000	2,561,531

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Face Amount~	Value
CORPORATE BONDS†† - 67.6% (continued)
Consumer, Cyclical - 10.8% (continued)
Nissan Motor Acceptance Company LLC
2.00% due 03/09/26[1,3]	2,668,000	$ 2,515,874
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
4.88% due 07/01/31[1,3]	1,525,000	1,373,722
6.63% due 01/15/32[1,3]	1,029,000	1,039,757
Bath & Body Works, Inc.
6.88% due 11/01/35[1]	2,336,000	2,368,797
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.88% due 04/01/29[1,3]	2,501,000	2,329,133
Phinia, Inc.
6.75% due 04/15/29[1,3]	2,050,000	2,093,561
Victra Holdings LLC / Victra Finance Corp.
7.75% due 02/15/26[1,3]	2,014,000	2,020,402
Live Nation Entertainment, Inc.
3.75% due 01/15/28[1,3]	2,139,000	2,017,965
QVC, Inc.
4.45% due 02/15/25[1]	1,982,000	1,961,645
Kontoor Brands, Inc.
4.13% due 11/15/29[1,3]	2,005,000	1,843,343
Victoria's Secret & Co.
4.63% due 07/15/29[1,3]	2,169,000	1,801,082
Sands China Ltd.
5.40% due 08/08/28[1]	1,617,000	1,594,797
Hawaiian Brand Intellectual Property Limited / HawaiianMiles Loyalty Ltd
11.00% due 04/15/29[3]	1,650,000	1,574,983
Carnival Holdings Bermuda Ltd.
10.38% due 05/01/28[1,3]	1,348,000	1,457,976
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
6.75% due 01/15/30[1,3]	1,615,000	1,434,024
Macy's Retail Holdings LLC
5.88% due 04/01/29[1,3]	1,366,000	1,335,379
Total Consumer, Cyclical		46,100,334
Energy - 9.9%
Venture Global LNG, Inc.
8.38% due 06/01/31[1,3]	2,936,000	3,082,172
Tallgrass Energy Partners Limited Partnership / Tallgrass Energy Finance Corp.
7.38% due 02/15/29[1,3]	2,806,000	2,843,286
Civitas Resources, Inc.
8.75% due 07/01/31[1,3]	2,638,000	2,840,121
CNX Resources Corp.
7.38% due 01/15/31[1,3]	2,411,000	2,488,943
Hilcorp Energy I Limited Partnership / Hilcorp Finance Co.
6.25% due 04/15/32[1,3]	2,535,000	2,466,423
Martin Midstream Partners Limited Partnership / Martin Midstream Finance Corp.
11.50% due 02/15/28[1,3]	2,145,000	2,351,903
Parkland Corp.
4.63% due 05/01/30[1,3]	2,512,000	2,336,756
Harvest Midstream I, LP
7.50% due 09/01/28[1,3]	2,162,000	2,215,678
Howard Midstream Energy Partners LLC
7.38% due 07/15/32[1,3]	2,118,000	2,183,309
Nabors Industries, Inc.
9.13% due 01/31/30[1,3]	2,000,000	2,137,988
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
8.63% due 06/15/29[1,3]	1,992,000	2,095,540
New Fortress Energy, Inc.
6.50% due 09/30/26[1,3]	1,119,000	1,039,951
6.75% due 09/15/25[1,3]	1,038,000	1,023,383
Borr IHC Limited / Borr Finance LLC
10.38% due 11/15/30[1,3]	1,941,699	2,050,191

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 67.6% (continued)
Energy - 9.9% (continued)
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
7.88% due 05/15/32[1]	1,993,000	$2,034,034
Vermilion Energy, Inc.
6.88% due 05/01/30[1,3]	1,957,000	1,953,065
Aethon United BR Limited Partnership / Aethon United Finance Corp.
8.25% due 02/15/26[1,3]	1,861,000	1,886,665
Southwestern Energy Co.
5.38% due 03/15/30[1]	1,920,000	1,871,657
Northern Oil and Gas, Inc.
8.75% due 06/15/31[1,3]	1,542,000	1,625,521
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
9.75% due 07/15/28[1,3]	1,651,000	1,515,434
Total Energy		42,042,020
Technology - 7.0%
Playtika Holding Corp.
4.25% due 03/15/29[1,3]	3,013,000	2,679,814
Rocket Software, Inc.
9.00% due 11/28/28[1,3]	1,497,000	1,541,730
6.50% due 02/15/29[1,3]	1,239,000	1,117,488
ASGN, Inc.
4.63% due 05/15/28[1,3]	2,683,000	2,570,023
NCR Atleos Corp.
9.50% due 04/01/29[1,3]	2,306,000	2,519,282
Open Text Corp.
3.88% due 12/01/29[1,3]	2,668,000	2,424,504
Consensus Cloud Solutions, Inc.
6.50% due 10/15/28[1,3]	2,500,000	2,414,126
McAfee Corp.
7.38% due 02/15/30[1,3]	2,390,000	2,231,186
Ahead DB Holdings LLC
6.63% due 05/01/28[1,3]	2,342,000	2,229,868
Dye & Durham Ltd.
8.63% due 04/15/29[1,3]	1,997,000	2,044,205
Seagate HDD Cayman
5.75% due 12/01/34[1]	2,065,000	2,020,536
Western Digital Corp.
2.85% due 02/01/29[1]	2,052,000	1,812,344
NCR Voyix Corp.
5.13% due 04/15/29[1,3]	1,627,000	1,553,798
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[1,3]	1,495,000	1,530,675
Amentum Escrow Corp.
7.25% due 08/01/32[3]	1,000,000	1,023,839
Total Technology		29,713,418
Financial - 5.6%
Iron Mountain, Inc.
4.88% due 09/15/27[1,3]	2,527,000	2,469,473
4.50% due 02/15/31[1,3]	1,495,000	1,375,375
Freedom Mortgage Corp.
12.25% due 10/01/30[1,3]	1,536,000	1,685,239
7.63% due 05/01/26[1,3]	1,536,000	1,539,046
OneMain Finance Corp.
7.13% due 03/15/26[1]	3,127,000	3,182,148
Enova International, Inc.
11.25% due 12/15/28[1,3]	2,042,000	2,201,881
9.13% due 08/01/29[3]	500,000	504,415
Uniti Group Limited Partnership / Uniti Group Finance Incorporated / CSL Capital LLC
10.50% due 02/15/28[1,3]	2,542,000	2,568,208
PRA Group, Inc.
5.00% due 10/01/29[1,3]	2,842,000	2,527,244
Aretec Group, Inc.
7.50% due 04/01/29[1,3]	1,262,000	1,195,175
10.00% due 08/15/30[1,3]	1,001,000	1,068,540
AG TTMT Escrow Issuer LLC
8.63% due 09/30/27[1,3]	1,982,000	2,021,017
Armor Holdco, Inc.
8.50% due 11/15/29[1,3]	1,741,000	1,665,005
Total Financial		24,002,766
Basic Materials - 3.1%
Mineral Resources Ltd.
9.25% due 10/01/28[1,3]	2,558,000	2,719,852

Face Amount~	Value
CORPORATE BONDS†† - 67.6% (continued)

Basic Materials - 3.1% (continued)
FMG Resources August 2006 Pty Ltd.
4.38% due 04/01/31[1,3]	2,942,000	$ 2,662,476
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[1,3]	2,272,000	2,281,413
WE Soda Investments Holding plc
9.38% due 02/14/31[1,3]	2,001,000	2,065,407
Ingevity Corp.
3.88% due 11/01/28[1,3]	2,118,000	1,940,630
Chemours Co.
4.63% due 11/15/29[1,3]	1,503,000	1,318,075
Total Basic Materials		12,987,853
Industrial - 1.9%
Energizer Holdings, Inc.
4.38% due 03/31/29[1,3]	2,917,000	2,694,989
Fortress Transportation and Infrastructure Investors LLC
7.00% due 06/15/32[1,3]	1,992,000	2,054,515
Rand Parent LLC
8.50% due 02/15/30[1,3]	1,981,000	1,960,935
Cornerstone Building Brands, Inc.
9.50% due 08/15/29[3]	1,500,000	1,503,750
Total Industrial		8,214,189
Utilities - 0.9%
NRG Energy, Inc.
5.25% due 06/15/29[1,3]	3,800,000	3,687,649
Total Corporate Bonds
(Cost $284,431,125)		287,155,769
ASSET-BACKED SECURITIES†† - 9.7%
Collaterized Loan Obligations - 9.7%
720 East CLO Ltd.
2023-IA, 11.15% (3 Month Term SOFR + 5.85%, Rate Floor: 5.85%) due 04/15/36◊,1,3	4,000,000	4,104,336
Dryden 49 Senior Loan Fund
2021-49A, 8.94% (3 Month Term SOFR + 3.66%, Rate Floor: 3.40%) due 07/18/30◊,1,3	4,000,000	4,000,352
Park Blue CLO Ltd.
2023-3A, 10.68% (3 Month Term SOFR + 5.40%, Rate Floor: 5.40%) due 04/20/36◊,1,3	3,400,000	3,485,313
Galaxy 31 CLO Ltd.
2023-31A, 10.55% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 04/15/36◊,1,3	3,400,000	3,467,925
Barrow Hanley CLO I Ltd.
2023-1A, 11.44% (3 Month Term SOFR + 6.16%, Rate Floor: 6.16%) due 04/20/35◊,1,3	3,000,000	3,032,544
1988 CLO 2 Ltd.
2023-2A, 11.70% (3 Month Term SOFR + 6.40%, Rate Floor: 6.40%) due 04/15/38◊,1,3	3,000,000	3,028,941
Pikes Peak CLO 15 2023 Ltd.
2023-15A, 9.73% (3 Month Term SOFR + 4.45%, Rate Floor: 4.45%) due 10/20/36◊,1,3	3,000,000	3,013,989
Fortress Credit BSL Ltd.
2023-1A, 11.45% (3 Month Term SOFR + 6.17%, Rate Floor: 6.17%) due 04/23/36◊,1,3	3,000,000	3,013,482
Invesco US CLO Ltd.
2023-2A, 10.23% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 04/21/36◊,1,3	2,750,000	2,806,353
Parallel Ltd.
2023-1A, 11.45% (3 Month Term SOFR + 6.17%, Rate Floor: 6.17%) due 07/20/36◊,1,3	2,500,000	2,598,330

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Face Amount~	Value

ASSET-BACKED SECURITIES†† - 9.7% (continued)
Collaterized Loan Obligations - 9.7% (continued)
OZLM XXIV Ltd.
2021-24A, 8.94% (3 Month Term SOFR + 3.66%, Rate Floor: 3.66%) due 07/20/32◊,1,3	2,500,000	$2,502,487
Sound Point CLO XXVII Ltd.
2021-2A, 8.90% (3 Month Term SOFR + 3.61%, Rate Floor: 3.61%) due 10/25/34◊,1,3	2,500,000	2,501,203
Katayma CLO I Ltd.
2023-1A, 10.53% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 10/20/36◊,3	2,000,000	2,061,638
Empower CLO Ltd.
2023-2A, 10.70% (3 Month Term SOFR + 5.40%, Rate Floor: 5.40%) due 07/15/36◊,1,3	1,500,000	1,554,288
Total Collaterized Loan Obligations		41,171,181
Total Asset-Backed Securities
(Cost $39,948,093)		41,171,181
SENIOR FLOATING RATE INTERESTS††,◊ - 2.7%
Consumer, Cyclical - 1.3%
Alterra Mountain Co.
8.59% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/17/28	2,728,400	2,738,631
Staples, Inc.
10.99% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 09/10/29	1,994,000	1,851,928
American Greetings Corp.
11.09% (1 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 10/30/29	995,000	1,000,597
Total Consumer, Cyclical		5,591,156
Technology - 0.7%
Boxer Parent Company, Inc.
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/29/28	2,000,000	1,989,376
SS&C Technologies, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/09/31	956,036	959,252
Total Technology		2,948,628
Industrial - 0.7%
TransDigm, Inc.
7.99% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/24/28	2,897,101	2,904,344
Total Senior Floating Rate Interests
(Cost $11,436,653)		11,444,128
Total Investments - 173.8%
(Cost $720,451,402)		$ 738,462,593
	Contracts
LISTED OPTIONS WRITTEN† - (0.0)%
Call Options on:
Equity Options
General Electric Co. Expiring August 2024 with strike price of $180.00 (Notional Value $2,160,000)	120	$ (14,760)
Chubb Ltd. Expiring September 2024 with strike price of $280.00 (Notional Value $2,240,000)	80	(49,600)
Total Listed Options Written
(Premiums received $73,906)		(64,360)
Other Assets & Liabilities, net - (73.8)%		(313,600,739)
Total Net Assets - 100.0%		$ 424,797,494

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	EUR	Buy	6,366,937	6,851,308 USD	09/13/24	$52,978
Bank of New York Mellon	JPY	Buy	175,863,600	1,144,679 USD	09/13/24	32,061
Bank of New York Mellon	AUD	Sell	1,800,000	1,181,239 USD	09/13/24	4,479
Bank of New York Mellon	HKD	Sell	15,096,458	1,937,208 USD	09/13/24	2,167
Bank of New York Mellon	CHF	Buy	25,106	28,304 USD	09/13/24	373
Bank of New York Mellon	EUR	Sell	35,151,552	37,887,114 USD	09/13/24	(231,120)
Bank of New York Mellon	JPY	Sell	1,212,349,350	7,843,562 USD	09/13/24	(268,524)
						$(407,586)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
** ***	Represents shares. A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at July 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	All or a portion of these securities have been physically segregated in connection with the borrowings and reverse repurchase agreements. As of July 31, 2024, the total value of securities segregated was $698,650,761.
2	Rate indicated is the 7-day yield as of July 31, 2024.
3	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $395,422,350 (cost $392,027,957), or 93.1% of total net assets.
4	Zero coupon rate security.
5	Security represents cover for outstanding options written.

AUD — Australian Dollar
CHF — Swiss Franc
EUR — Euro
HKD — Hong Kong Dollar
JPY — Japanese Yen
LLC — Limited Liability Company
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 55,240,330	$ —	$ —	$ 55,240,330
Convertible Preferred Stocks	23,137,148	—	—	23,137,148
Money Market Fund	24,877,443	—	—	24,877,443
Convertible Bonds	—	295,436,594	—	295,436,594
Corporate Bonds	—	287,155,769	—	287,155,769
Asset-Backed Securities	—	41,171,181	—	41,171,181
Senior Floating Rate Interests	—	11,444,128	—	11,444,128
Forward Foreign Currency Exchange Contracts**	—	92,058	—	92,058
Total Assets	$ 103,254,921	$ 635,299,730	$ —	$ 738,554,651

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$ 64,360	$ —	$ —	$ 64,360
Forward Foreign Currency Exchange Contracts**	—	499,644	—	499,644
Total Liabilities	$ 64,360	$ 499,644	$ —	$ 564,004

** This derivative is reported as unrealized appreciation/depreciation at period end.
Please refer to the detailed Schedule of Investments for the breakdown of investments by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $182,025,083 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The Fund did not hold any Level 3 securities during the period ended July 31, 2024.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Note 1 – Organization and Significant Accounting Policies

Organization

Advent Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund's investments (the “Fund Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Advent Capital Management, LLC (“Advent” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, (the “Valuation Committee”), in determining the fair value of the Fund's securities and other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Securities listed on an exchange or on an over-the-counter market will be valued at the last reported sale price on the primary exchange or market on which they are traded; provided, however, that securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market system will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Equity securities that are traded on an exchange or on the over-the-counter (“OTC”) market and for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts. (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Commercial paper and discount notes are valued based on prices provided by independent pricing services or, if not available or if the Adviser considers that price to not represent fair value, by dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing services or dealers may utilize proprietary valuation models which may, for example, consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Commercial paper and discount notes with remaining maturities of 60 days or less at the time of valuation are valued at amortized cost, unless the Investment Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service. Commercial paper and discount notes which have a term-to-maturity greater than 60 days from the date of purchase are valued at their current market quotations until maturity or disposition. Convertible securities are valued in the same manner as debt securities.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Asset-back securities (“ABS”) and other structured finance securities are generally valued using a pricing service provider.

Typically, loans are valued using information provided by an independent third party pricing service which use broker quotes, among other inputs. If the pricing service provider cannot or do not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the closing price, or if not traded that day at the mean of the bid and ask prices on the principal exchange on which they are traded.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Forward Foreign Currency Exchange Contracts

 A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

 In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk associated with each such financial institution.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Fund’s investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At July 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 723,302,495	$ 30,122,963	$ (15,434,811)	$ 14,688,152

Note 5 - Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

OTHER INFORMATION (Unaudited)	July 31, 2024

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.